Fair Value (Narrative) (Details) - Level 3	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Minimum | Price
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	4.21	6.67
Minimum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.0083	0.0130
Maximum | Price
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	100.00	100.00
Maximum | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.1187	0.0229
Weighted average | Price
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	83.38	95.38
Weighted average | Discount factor
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans held for sale, measurement input	0.1151	0.0175